Convertible Notes Payable and Convertible Notes Payable to Related Parties - Schedule of Convertible Notes Payable (Details) - USD ($) $ in Thousands												6 Months Ended		12 Months Ended
		May 11, 2020	Apr. 23, 2020	Apr. 02, 2020	Feb. 10, 2020	Feb. 06, 2020	Jan. 29, 2020	Jan. 17, 2020	Dec. 20, 2019	Jul. 30, 2019	Dec. 06, 2016	Jun. 30, 2020		Dec. 31, 2019		Mar. 24, 2020
Principal												$ 10,050
Unamortized Discount												(2,650)
Convertible Notes [Member]
Principal												2,773		$ 865
Unamortized Discount												(2,027)		(710)
Variable Share Settlement Feature at Fair Value												3,661		1,203
Carrying amount												$ 4,407		$ 1,358
GS Capital Partners [Member]
Issuance Date	[1]											Jan. 17, 2020
Stated Interest Rate								10.00%				10.00%	[1]
Maturity date								Jan. 17, 2021				Jan. 17, 2021	[1]
Principal	[1]											$ 150
Unamortized Discount	[1]											(82)
Variable Share Settlement Feature at Fair Value	[1]											196
Carrying amount	[1]											$ 264
EMA Financial, LLC [Member]
Issuance Date	[2]											Feb. 06, 2020
Stated Interest Rate		10.00%				10.00%						10.00%	[2]
Maturity date		May 05, 2021				Nov. 06, 2020						Nov. 06, 2020	[2]
Principal	[2]											$ 125
Unamortized Discount	[2]											(59)
Variable Share Settlement Feature at Fair Value	[2]											187
Carrying amount	[2]											$ 253
Adar Alef, LLC [Member]
Issuance Date												Feb. 10, 2020	[3]	Jul. 30, 2019	[4]
Stated Interest Rate					12.00%					12.00%		12.00%	[3]	10.00%	[4]
Maturity date					Feb. 10, 2021					Jul. 30, 2020		Feb. 10, 2021	[3]	Jul. 30, 2020	[4]
Principal												$ 150	[3]	$ 275	[4]
Unamortized Discount												(92)	[3]	(159)	[4]
Variable Share Settlement Feature at Fair Value												196	[3]	379	[4]
Carrying amount												$ 254	[3]	$ 495	[4]
BHP Capital [Member]
Issuance Date												Mar. 24, 2020	[5]	Dec. 20, 2019	[6]
Stated Interest Rate									10.00%			10.00%	[5]	10.00%	[6]	10.00%
Maturity date									Dec. 20, 2020			Mar. 24, 2020	[5]	Dec. 20, 2020	[6]
Principal												$ 100	[5]	$ 125	[6]
Unamortized Discount												(71)	[5]	(114)	[6]
Variable Share Settlement Feature at Fair Value												90	[5]	117	[6]
Carrying amount												$ 119	[5]	$ 128	[6]
Jefferson Street Capital LLC [Member]
Issuance Date	[7]											Mar. 24, 2020
Stated Interest Rate												10.00%	[7]			10.00%
Maturity date	[7]											Mar. 24, 2020
Principal	[7]											$ 100
Unamortized Discount	[7]											(71)
Variable Share Settlement Feature at Fair Value	[7]											90
Carrying amount	[7]											$ 119
Auctus Fund [Member]
Issuance Date	[8]											Apr. 01, 2020
Stated Interest Rate				10.00%			10.00%					10.00%	[8]
Maturity date							Nov. 29, 2020					Mar. 30, 2021	[8]
Principal	[8]											$ 1,100
Unamortized Discount	[8]											(825)
Variable Share Settlement Feature at Fair Value	[8]											1,663
Carrying amount	[8]											$ 1,938
Eagle Equities [Member]
Issuance Date												Apr. 02, 2020	[9]	Dec. 12, 2019	[10]
Stated Interest Rate				10.00%								0.00%	[9]	12.00%	[10]
Maturity date				Mar. 30, 2021								Mar. 31, 2021	[9]	Dec. 12, 2020	[10]
Principal												$ 275	[9]	$ 210	[10]
Unamortized Discount												(207)	[9]	(199)	[10]
Variable Share Settlement Feature at Fair Value												351	[9]	285	[10]
Carrying amount												$ 419	[9]	$ 296	[10]
Platinum Point [Member]
Issuance Date	[11]											Apr. 02, 2020
Stated Interest Rate			10.00%	10.00%								10.00%	[11]
Maturity date			Apr. 20, 2021	Mar. 31, 2021								Mar. 31, 2021	[11]
Principal	[11]											$ 103
Unamortized Discount	[11]											(69)
Variable Share Settlement Feature at Fair Value	[11]											92
Carrying amount	[11]											$ 126
Platinum Point One [Member]
Issuance Date	[12]											Apr. 02, 2020
Stated Interest Rate	[12]											10.00%
Maturity date	[12]											Apr. 20, 2021
Principal	[12]											$ 420
Unamortized Discount	[12]											(340)
Variable Share Settlement Feature at Fair Value	[12]											381
Carrying amount	[12]											$ 461
EMA Financial, LLC One [Member]
Issuance Date	[13]											May 05, 2020
Stated Interest Rate	[13]											10.00%
Maturity date	[13]											May 05, 2020
Principal	[13]											$ 250
Unamortized Discount	[13]											(211)
Variable Share Settlement Feature at Fair Value	[13]											415
Carrying amount	[13]											$ 454
JSJ Investments [Member]
Issuance Date	[14]													Dec. 06, 2019
Stated Interest Rate											10.00%			10.00%	[14]
Maturity date											Dec. 06, 2020			Dec. 06, 2020	[14]
Principal	[14]													$ 255
Unamortized Discount	[14]													(238)
Variable Share Settlement Feature at Fair Value	[14]													422
Carrying amount	[14]													$ 439

[1]	On January 17, 2020, the Company issued a convertible promissory note to GS Capital Partners, LLC. with a principal balance of $150,000. The note matures on January 17, 2021 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[2]	On February 6, 2020, the Company issued a convertible promissory note to EMA Financial, LLC. with a principal balance of $125,000. The note matures on November 6, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock equal to the lower of (i) the lowest closing price of the common stock during the preceding twenty (20) day trading period ending on the latest trading day prior to the note issuance date or (ii) at a rate of 50% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[3]	On February 10, 2020, the Company issued a convertible promissory note to Adar Alef, LLC. with a principal balance of $150,000. The note matures on February 10, 2021 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[4]	On July 30, 2019, the Company issued a convertible promissory note to Adar Alef, LLC in the amount of $275,000. The note accrues interest at a rate of 12% per annum and matures on July 30, 2020. The note is not convertible until the six month anniversary of the note, at which time if the note has not already been repaid by the Company, the note holder shall be entitled to convert all or part of the note into shares of the Company's common stock, at a price per share equal to 53% of the lowest trading price of the common stock for the twenty prior trading days upon which the conversion notice is received by the Company.
[5]	On March 24, 2020, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $100,000. The note matures on demand and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date.
[6]	On December 20, 2019, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $125,000. The Company received net proceeds of $122,500. The note matures on December 20, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date. In connection with the promissory note, the Company issued 5,000 shares of its restricted common stock with a fair value of approximately $47,000. The Company had the option to buy back the shares 180 days from the issue date, for a one-time payment of $8.00 per share. This option was not exercised and has expired as of June 30, 2020.
[7]	On March 24, 2020, the Company issued a convertible promissory note to Jefferson Street Capital, LLC. with a principal balance of $100,000. The note matures on demand and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Compan's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date.
[8]	On April 1, 2020, the Company issued a convertible promissory note to Auctus Fund, LLC. with a principal balance of $1.1 million. The note matures on March 30, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company's common stock at a rate of 50% multiplied by the lowest trading price during the previous thirty (30) day trading period ending on the latest complete trading day prior to the conversion date. In connection with this convertible promissory note, the Company issued 142,118 warrants and 35,000 shares of common stock. See Note 17.
[9]	On April 2, 2020, the Company issued a convertible promissory note to Eagle Equities, LLC. with a principal balance of $275,000. The note matures on March 31, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[10]	On December 12, 2019, the Company issued a convertible promissory note to Eagle Equities, LLC with a principal balance of $210,000. The Company received net proceeds of $200,000. The note matures on December 12, 2020 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock, at any time after the six month anniversary of the note, at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[11]	On April 2, 2020, the Company issued a convertible promissory note to Platinum Point Capital, LLC. with a principal balance of $103,000. The note matures on March 31, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date.
[12]	On April 23, 2020, the Company issued a convertible promissory note to Platinum Point Capital, LLC. with a principal balance of $420,000. The note matures on April 20, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date. In connection with this convertible promissory note, the Company issued 55,172 warrants and 25,000 shares of common stock. See Note 17.
[13]	On May 11, 2020, the Company issued a convertible promissory note to EMA Financial, LLC. with a principal balance of $250,000. The note matures on May 5, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company's common stock equal to the lower of (i) the lowest closing price of the common stock during the preceding twenty (20) day trading period ending on the latest trading day prior to the note issuance date or (ii) at a rate of 50% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[14]	On December 6, 2019, the Company issued a convertible promissory note to JSJ Investments with a principal balance of $255,000. The Company received net proceeds of $250,000. The note matures on December 6, 2020 and bears interest at 10% per annum. The Company may prepay this note and unpaid interest on or prior to July 3, 2020. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 47% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.